Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Minimum [Member] Building [Member]	Dec. 31, 2013 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2013 Minimum [Member] Furniture and Fixtures [Member]	Dec. 31, 2013 Maximum [Member] Building [Member]	Dec. 31, 2013 Maximum [Member] Machinery and equipment [Member]	Dec. 31, 2013 Maximum [Member] Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (Years)						33 years	8 years	3 years	50 years	20 years	12 years 6 months
Land	$ 557		$ 566
Buildings	10,055		10,643
Machinery and equipment	10,050		9,939
Furniture and Fixtures, Gross	3,914		3,860
Construction in progress	1,102		957
Total property, plant and equipment before accumulated depreciation	25,678		25,965
Less: Accumulated depreciation	13,281		12,752
Property, plant and equipment(a)	$ 12,397	[1]	$ 13,213	[1]	$ 14,673

[1]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.